UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07831
                                                     ---------

			        FMI Funds, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)


                                 Ted D. Kellner
                           Fiduciary Management, Inc.
		      100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)


                                 414-226-4555
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: December 31, 2006
                          -------------


Item 1. Schedule of Investments.


                                         FMI Focus Fund
                                     Schedule of Investments
                                        December 31, 2006
                                           (Unaudited)


Shares or Principal Amount                                          Value
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS-90.4% (A)
COMMON STOCKS-87.1% (A)

COMMERCIAL SERVICES SECTOR-5.2%
-------------------------------
        Advertising/Marketing Services-2.8%
    249,900    aQuantive, Inc.*                                   $6,162,534

    841,200    ValueClick, Inc.*                                  19,877,556

                                                           -----------------
                                                                  26,040,090

        Personnel Services-2.4%
    296,700    Manpower Inc.                                      22,231,731


CONSUMER NON-DURABLES SECTOR-1.0%
---------------------------------
        Apparel/Footwear-1.0%
    221,700    Liz Claiborne, Inc.                                 9,635,082


DISTRIBUTION SERVICES SECTOR-8.1%
---------------------------------
        Electronics Distributors-2.8%
    536,200    Arrow Electronics, Inc.*                           16,917,110

    432,400    Ingram Micro Inc.*                                  8,825,284

                                                           -----------------
                                                                  25,742,394

        Wholesale Distributors-5.3%
    233,600    Beacon Roofing Supply, Inc.*                        4,396,352

    473,600    Grainger (W.W.), Inc.                              33,123,584

    491,800    Interline Brands, Inc.*                            11,050,746

                                                           -----------------
                                                                  48,570,682

ELECTRONIC TECHNOLOGY SECTOR-9.4%
---------------------------------
        Computer Communications-0.9%
    419,200    Juniper Networks, Inc.*                             7,939,648


        Electronic Equipment/Instruments-1.9%
    382,500    Varian Inc.*                                       17,132,175


        Electronic Production Equipment-1.9%
    499,500    Asyst Technologies, Inc.*                           3,651,345

    826,400    Entegris Inc.*                                      8,941,648

    230,500    MKS Instruments, Inc.*                              5,204,690

                                                           -----------------
                                                                  17,797,683

        Semiconductors-3.9%
    310,800    Actel Corp.*                                        5,644,128

  1,079,500    Altera Corp.*                                      21,244,560

    689,700    Exar Corp.*                                         8,966,100

                                                           -----------------
                                                                  35,854,788

        Telecommunications Equipment-0.8%
    822,100    AudioCodes Ltd.*                                    7,703,077


ENERGY MINERALS SECTOR-1.4%
---------------------------
        Oil & Gas Production-1.4%
    265,000    Noble Energy, Inc.                                 13,003,550


FINANCE SECTOR-14.7%
--------------------
        Finance/Rental/Leasing-6.0%
    256,700    Advance America Cash Advance Centers Inc.           3,760,655

    327,400    Assured Guaranty Ltd.                               8,708,840

    942,200    RAM Holdings Ltd.*                                 13,464,038

  1,008,600    Rent-A-Center, Inc.*                               29,763,786

                                                           -----------------
                                                                  55,697,319

        Insurance Brokers/Services-1.4%
    429,900    Arthur J. Gallagher & Co.                          12,703,545


        Life/Health Insurance-0.3%
     20,000    Reinsurance Group of America, Inc.                  1,114,000

    367,700    Scottish Re Group Ltd.*                             1,963,518

                                                           -----------------
                                                                   3,077,518

        Multi-Line Insurance-1.9%
    239,600    PartnerRe Ltd.                                     17,018,788


        Regional Banks-2.7%
    490,725    Associated Banc-Corp                               17,116,488

    142,700    Greater Bay Bancorp                                 3,757,291

     96,600    Midwest Banc Holdings, Inc.                         2,294,250

    117,900    Nexity Financial Corp.*                             1,414,800

                                                           -----------------
                                                                  24,582,829

        Specialty Insurance-2.4%
    360,500    MGIC Investment Corp.                              22,545,670


HEALTH TECHNOLOGY SECTOR-4.8%
-----------------------------
        Biotechnology-0.8%
    168,400    Charles River Laboratories
                International, Inc.*     	                   7,283,300


        Medical Specialties-4.0%
    349,800    Beckman Coulter, Inc.                              20,918,040

    550,000    PerkinElmer, Inc.                                  12,226,500

    160,000    Wright Medical Group, Inc.*                         3,724,800

                                                           -----------------
                                                                  36,869,340


INDUSTRIAL SERVICES SECTOR-8.6%
-------------------------------
        Contract Drilling-1.7%
    195,000    Pride International, Inc.*                          5,851,950

    286,100    Rowan Companies, Inc.                               9,498,520

                                                           -----------------
                                                                  15,350,470

        Environmental Services-3.1%
    984,910    Casella Waste Systems, Inc.*                       12,045,450

    398,800    Republic Services, Inc.                            16,219,196

                                                           -----------------
                                                                  28,264,646

        Oilfield Services/Equipment-3.8%
  1,161,700    Dresser-Rand Group, Inc.*                          28,426,799

    372,352    Hanover Compressor Co.*                             7,033,729

                                                           -----------------
                                                                  35,460,528

PROCESS INDUSTRIES SECTOR-12.6%
-------------------------------
        Chemicals: Major Diversified-2.4%
    865,800    Celanese Corp.                                     22,406,904


        Chemicals: Specialty-3.5%
    316,700    Airgas, Inc.                                       12,832,684

    400,000    Rockwood Holdings Inc.*                            10,104,000

    122,200    Sigma-Aldrich Corp.                                 9,497,384

                                                           -----------------
                                                                  32,434,068

        Containers/Packaging-5.1%
    644,600    Bemis Company, Inc.                                21,903,508

    735,900    Packaging Corp of America                          16,263,390

    778,600    Smurfit-Stone Container Corp.*                      8,222,016

                                                           -----------------
                                                                  46,388,914

        Industrial Specialties-1.6%
    360,000    Ferro Corp.                                         7,448,400

    120,500    Rogers Corp.*                                       7,127,575

                                                           -----------------
                                                                  14,575,975

PRODUCER MANUFACTURING SECTOR-5.0%
----------------------------------
        Electrical Products-1.8%
    591,200    Molex Inc. Cl A                                    16,376,240


        Industrial Machinery-2.7%
    140,000    Kadant Inc.*                                        3,413,200

    374,100    Kennametal Inc.                                    22,015,785

                                                            -----------------
                                                                  25,428,985

        Miscellaneous Manufacturing-0.5%
    125,500    Brady Corp.                                         4,678,640


RETAIL TRADE SECTOR-4.9%
------------------------
        Apparel/Footwear Retail-1.1%
    335,100    Jos. A. Bank Clothiers, Inc.*                       9,835,185


        Discount Stores-3.0%
    930,400    Family Dollar Stores, Inc.                         27,288,632


        Specialty Stores-0.8%
    262,800    PetSmart, Inc.                                      7,584,408


TECHNOLOGY SERVICES SECTOR-8.1%
-------------------------------
        Data Processing Services-2.3%
  1,102,600    The BISYS Group, Inc.*                             14,234,566

    260,800    Hewitt Associates, Inc.*                            6,715,600

                                                           -----------------
                                                                  20,950,166

        Information Technology Services-1.8%
  1,125,000    CIBER, Inc.*                                        7,627,500

    676,500    JDA Software Group, Inc.*                           9,315,405

                                                           -----------------
                                                                  16,942,905

        Internet Software/Services-2.3%
  1,067,000    Digitas Inc.*                                      14,308,470

    415,300    eCollege.com*                                       6,499,445

                                                           -----------------
                                                                  20,807,915

        Packaged Software-1.7%
    898,100    Parametric Technology Corp.*                       16,183,762


TRANSPORTATION SECTOR-3.3%
--------------------------
        Other Transportation-2.5%
    773,700    Laidlaw International Inc.                         23,543,691


        Trucking-0.8%
    415,400    Werner Enterprises, Inc.                            7,261,192

                                                           -----------------
        Total common stocks                                      803,192,435
        (Cost $647,932,388)


MUTUAL FUNDS-3.3% (A)

    454,900    iShares S&P SmallCap 600 Index Fund                30,018,851

                                                           -----------------
        Total mutual funds                                        30,018,851
        (Cost $20,823,355)
                                                           -----------------
        Total long-term investments                              833,211,286
        (Cost $668,755,743)


SHORT-TERM INVESTMENTS-10.1% (A)

        Commercial Paper-6.3%
$17,000,000    Toyota Motor Credit Corp., 5.16%, due 1/03/07      16,995,126

 22,000,000    American Express Credit Corp., 5.19%,
                  due 1/04/07  				          21,990,485

 19,000,000    Prudential Funding LLC, 5.15%, due 1/05/07         18,989,128

                                                           -----------------
        Total commercial paper                                    57,974,739
        (Cost $57,974,739)


        Variable Rate Demand Note-3.8%
 35,456,736    U.S. Bank, N.A., 5.10%                             35,456,736

                                                           -----------------
        Total variable rate demand note                           35,456,736
	(Cost $35,456,736)
                                                           -----------------
        Total short-term investments                              93,431,475
        (Cost $93,431,475)
                                                           -----------------
        Total investments - 100.5%                               926,642,761
        (Cost $762,187,218)

        Liabilities, less cash and
          receivables-(0.5%) (A)                                  (4,626,712)
                                                            ----------------
        TOTAL NET ASSETS - 100.0%                               $922,016,049
                                                            ================

	   * Non-dividend paying security.

          (A) Percentages for the various classifications relate to net assets.


As of December 31, 2006, investment cost for federal tax purposes was $768,849,115 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $174,726,101

Aggregate gross unrealized depreciation           (16,932,455)
                                               --------------
Net unrealized appreciation                      $157,793,646
                                               ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.




                                       FMI Large Cap Fund
                                     Schedule of Investments
                                         December 31, 2006
                                           (Unaudited)


Shares or Principal Amount                                       Value
------------------------------------------------------------------------------

COMMON STOCKS-89.8% (A)

COMMERCIAL SERVICES SECTOR-3.2%
-------------------------------
        Miscellaneous Commercial Services-3.2%
    246,000    Cintas Corp.                                       $9,768,660


COMMUNICATIONS SECTOR-4.2%
--------------------------
        Major Telecommunications-4.2%
    669,000    Sprint Nextel Corp.                                12,637,410


CONSUMER NON-DURABLES SECTOR-11.5%
----------------------------------
        Beverages: Alcoholic-3.9%
    147,000    Diageo PLC - SP-ADR                                11,658,570


        Food: Specialty/Candy-3.6%
    256,000    Cadbury Schweppes PLC - SP-ADR                     10,990,080


        Household/Personal Care-4.0%
    179,000    Kimberly-Clark Corp.                               12,163,050


CONSUMER SERVICES SECTOR-6.5%
-----------------------------
        Media Conglomerates-6.5%
    902,000    Time Warner Inc.                                   19,645,560


DISTRIBUTION SERVICES SECTOR-8.5%
---------------------------------
        Medical Distributors-4.4%
    204,000    Cardinal Health, Inc.                              13,143,720


        Wholesale Distributors-4.1%
    179,000    Grainger (W.W.), Inc.                              12,519,260


ELECTRONIC TECHNOLOGY SECTOR-3.7%
---------------------------------
        Electronic Equipment/Instruments-3.7%
    195,000    CANON INC. SP-ADR                                  11,035,050


ENERGY MINERALS SECTOR-3.4%
---------------------------
        Integrated Oil-3.4%
    155,000    BP PLC - SP-ADR                                    10,400,500


FINANCE SECTOR-16.5%
--------------------
        Insurance Brokers/Services-4.7%
    357,000    Willis Group Holdings Ltd.                         14,176,470


        Major Banks-4.6%
    350,000    Bank of New York Company, Inc.                     13,779,500


        Property/Casualty Insurance-7.2%
      5,950    Berkshire Hathaway Inc. Cl B*                      21,812,700

HEALTH TECHNOLOGY SECTOR-3.8%
-----------------------------
        Medical Specialties-3.8%
    163,000    Becton, Dickinson & Co.                            11,434,450


INDUSTRIAL SERVICES SECTOR-3.8%
-------------------------------
        Environmental Services-3.8%
    311,000    Waste Management, Inc.*                            11,435,470


PROCESS INDUSTRIES SECTOR-4.2%
------------------------------
        Chemicals: Specialty-4.2%
    213,000    Praxair, Inc.                                      12,637,290


PRODUCER MANUFACTURING SECTOR-4.9%
----------------------------------
        Industrial Conglomerates-4.9%
    483,000    Tyco International Ltd.                            14,683,200


RETAIL TRADE SECTOR-9.6%
------------------------
        Apparel/Footwear Retail-4.2%
    445,000    TJX Companies, Inc.                                12,691,400


        Discount Stores-5.4%
    353,000    Wal-Mart Stores, Inc.                              16,301,540

TECHNOLOGY SERVICES SECTOR-6.0%
-------------------------------
        Information Technology Services-6.0%
    493,000    Accenture Ltd.                                     18,206,490

                                                           -----------------
         Total common stocks                                     271,120,370
         (Cost $246,731,986)


SHORT-TERM INVESTMENTS-9.0% (A)

        Commercial Paper-4.0%
 $6,000,000    Prudential Funding LLC, 5.15%, due 1/05/07          5,996,567

  6,000,000    Toyota Motor Credit Corp., 5.15%, due 1/05/07       5,996,567

                                                           -----------------
        Total commercial paper                                    11,993,134
        (Cost $11,993,134)


        Variable Rate Demand Notes-5.0%
 12,306,043    U.S. Bank, N.A., 5.10%                             12,306,043

  3,000,000    Wisconsin Corporate Central Credit Union, 5.02%     3,000,000

                                                           -----------------
        Total variable rate demand notes                          15,306,043
        (Cost $15,306,043)
                                                           -----------------
        Total short-term investments                              27,299,177
        (Cost $27,299,177)
                                                           -----------------
        Total investments - 98.8%                                298,419,547
        (Cost $274,031,163)

        Cash and receivables, less
            liabilities-1.2% (A)                                   3,469,339
                                                           -----------------
        TOTAL NET ASSETS - 100.0%                               $301,888,886
                                                           =================

	   * Non-dividend pay security.
           ADR-American Depositary Receipt
          (A) Percentages for the various classifications relate to net assets.


As of December 31, 2006, investment cost for federal tax purposes was $274,054,700 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $27,284,388

Aggregate gross unrealized depreciation           (2,919,541)
					      --------------
Net unrealized appreciation                      $24,364,847
                                              ==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.




Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.




Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.
                   -------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               ---------------------------
                                Ted D. Kellner, President

     Date  2/6/2007
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ---------------------------
                                    Ted D. Kellner, President

     Date  2/6/2007
           --------------

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ------------------------
 				    Ted D. Kellner, Treasurer

     Date  2/6/2007
           --------------